FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2022
FINANCIAL INSTRUMENTS
Schedule of financial instrument measured at fair value for investments

		Level 1	Level 2	Level 3	Total
		$	$	$	$

Recurring measurements	Carrying amount	Fair value
Investments, at fair value
December 31, 2022	7,501,155	7,474,287	26,868	—	7,501,155
December 31, 2021	31,942,458	28,078,556	3,363,902	500,000	31,942,458

Schedule of changes in fair value measurements of financial instruments classified as Level 3

	Balance at		Net Unrealized	Balance at
	January 1	Additions	Gains/(Losses)	December 31
	$	$	$	$
2022	500,000	—	(500,000)	—
2021	—	500,000	—	500,000